SPECIAL PURPOSE ENTITIES - Financing Obligations Associated (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Financing obligation, current portion	$ 15,277	$ 14,914
Financing obligation, noncurrent	73,204	73,128
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Financing obligation, current portion	15,277	14,914
Financing obligation, noncurrent	$ 73,204	$ 73,128